ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Summary of Brookfield Renewables accounts payable and accrued liabilities
Brookfield Renewable’s accounts payable and accrued liabilities as at December 31 are as follows:

(MILLIONS)	2022	2021
Operating accrued liabilities	$440	$312
Accounts payable	276	208
Interest payable on borrowings	153	116
Income tax payable	78	5
LP Unitholders distributions, preferred limited partnership unit distributions, preferred dividends payable , perpetual subordinate notes distributions and exchange shares dividends(1)	53	54
Current portion of lease liabilities	33	30
Other	53	54
	$1,086	$779
(1)Includes amounts payable only to external LP unitholders and BEPC exchangeable shareholders. Amounts payable to Brookfield are included in due to related parties.